UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    SEPTEMBER 30, 2002
                                                  ------------------

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one.):        [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      GSCP (NJ), L.P.
Address:   500 CAMPUS DR., SUITE 220
           FLORHAM PARK, NJ 07932


Form 13F File Number: 28- 10125
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      RICHARD T. ALLORTO, JR.
Title:     MANAGER OF FINANCIAL REPORTING
Phone:     973-437-1013

Signature, Place, and Date of Signing:

      /s/ Richard T. Allorto, Jr.       Florham Park, NJ             11/12/02
          [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here ifno holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number        Name

      28-_________                _________________
      [Repeat as necessary.]

                              FORM l3F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
                                      ----------------

Form 13F Information Table Entry Total:   6
                                          ------------

Form 13F Information Table Value Total: $388,657
                                        --------------
                                        (thousands)


List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form I 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form l3F File Number            Name

      ______      28-_________________            ______________


      [Repeat as necessary.]

                                                 FORM 1 3F INFORMATION TABLE
      COLUMN 1           COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5             COLUMN 6    COLUMN 7      COLUMN 8
                                                    VALUE    SHRS OR      SH/   PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT      PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE

Moore Corp. Ltd        Com             615785102   127,169   13,096,155   SH           Sole         None            Sole
WestPoint Stevens,
Inc.                   Com             961238102     6,183    6,308,931   SH           Sole         None            Sole
DT Industries, Inc.    Com             23333J108       390      141,700   SH           Sole         None            Sole
Endo Pharmaceutical
Holdings, Inc.         Com             29264F205    82,645    9,688,782   SH          Shared-other  Kelso & Co.     Sole
Regal Entertainment
Group                  CL A            758766109   164,174    9,223,244   SH           Sole         None            Sole
Alderwoods Group,
 Inc.                  Com             014383103     8,096    1,245,552   SH           Sole         None            Sole